UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

May
Date of reporting period:
November 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Multi-Manager Value Strategies Fund
Institutional Class / CZMVX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Multi-Manager Value Strategies Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 36	0.68% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 5,229,187,306
Total number of portfolio holdings	432
Portfolio turnover for the reporting period	9%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	3.2%
Bank of America Corp.	2.1%
Exxon Mobil Corp.	2.0%
Abbott Laboratories	2.0%
Berkshire Hathaway, Inc., Class B	2.0%
ConocoPhillips Co.	2.0%
American International Group, Inc.	1.8%
Wells Fargo & Co.	1.5%
Chevron Corp.	1.3%
UnitedHealth Group, Inc.	1.3%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Multi-Manager Value Strategies Fund
Semiannual Financial Statements and Additional Information
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Multi-Manager Value Strategies Fund | 2024

Portfolio of Investments
November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 3.8%
Diversified Telecommunication Services 1.4%
AT&T, Inc.	2,037,622	47,191,325
GCI Liberty, Inc. Escrow(a),(b),(c)	8,656	0
Verizon Communications, Inc.	576,334	25,554,650
Total		72,745,975
Entertainment 0.8%
Electronic Arts, Inc.	26,620	4,356,895
Liberty Media Corp.-Liberty Formula One, Class A(b)	2,700	218,430
Liberty Media Corp.-Liberty Formula One, Class C(b)	20,074	1,773,739
Sphere Entertainment Co.(b)	476	19,587
Take-Two Interactive Software, Inc.(b)	16,357	3,081,332
Walt Disney Co. (The)	237,189	27,862,592
Warner Bros Discovery, Inc.(b)	225,115	2,359,205
Total		39,671,780
Interactive Media & Services 0.0%
Meta Platforms, Inc., Class A	1,505	864,352
Media 1.3%
Charter Communications, Inc., Class A(b)	3,879	1,539,827
Comcast Corp., Class A	1,155,516	49,906,736
Fox Corp., Class A	40,759	1,920,564
Fox Corp., Class B	40,679	1,819,572
Interpublic Group of Companies, Inc. (The)	93,816	2,890,471
Liberty Broadband Corp., Class A(b)	2,117	179,246
Liberty Broadband Corp., Class C(b)	15,540	1,323,076
News Corp., Class A	36,388	1,067,988
News Corp., Class B	21,231	681,303
Omnicom Group, Inc.	20,621	2,161,493
Paramount Global, Class A	3,915	89,105
Paramount Global, Class B	81,905	888,669
Sirius XM Holdings, Inc.	33,725	908,889
Total		65,376,939
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.	70,714	17,462,115
Total Communication Services		196,121,161
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 8.4%
Automobile Components 0.2%
Aptiv PLC(b)	51,239	2,845,302
Autoliv, Inc.	16,495	1,634,984
BorgWarner, Inc.	71,551	2,455,630
Gentex Corp.	35,624	1,088,670
Lear Corp.	14,315	1,400,580
Phinia, Inc.	154	8,636
Total		9,433,802
Automobiles 1.4%
Ford Motor Co.	1,039,777	11,572,718
General Motors Co.	1,112,260	61,830,533
Total		73,403,251
Broadline Retail 1.0%
Amazon.com, Inc.(b)	201,734	41,938,481
eBay, Inc.	213,484	13,511,403
Total		55,449,884
Distributors 0.2%
Genuine Parts Co.	60,563	7,675,149
LKQ Corp.	92,820	3,646,898
Total		11,322,047
Hotels, Restaurants & Leisure 1.2%
Aramark	45,023	1,831,986
Caesars Entertainment, Inc.(b)	15,638	601,907
Carnival Corp.(b)	82,308	2,093,092
Hyatt Hotels Corp., Class A	4,322	682,617
McDonald’s Corp.	81,932	24,252,691
MGM Resorts International(b)	82,729	3,171,830
Royal Caribbean Cruises Ltd.	4,455	1,087,287
Starbucks Corp.	290,335	29,747,724
Total		63,469,134
Household Durables 1.3%
D.R. Horton, Inc.	53,149	8,970,488
Garmin Ltd.	29,273	6,223,440
Lennar Corp., Class A	46,868	8,173,310
Lennar Corp., Class B	6,131	1,010,573
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Value Strategies Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NVR, Inc.(b)	3,004	27,743,682
PulteGroup, Inc.	75,210	10,173,657
Toll Brothers, Inc.	9,780	1,615,363
TopBuild Corp.(b)	909	355,092
Whirlpool Corp.	19,031	2,120,434
Total		66,386,039
Specialty Retail 2.5%
Best Buy Co., Inc.	7,996	719,640
CarMax, Inc.(b)	546,621	45,899,765
Dick’s Sporting Goods, Inc.	1,132	234,596
Home Depot, Inc. (The)	152,883	65,606,682
Lithia Motors, Inc., Class A	3,067	1,186,622
Penske Automotive Group, Inc.	8,726	1,453,228
TJX Companies, Inc. (The)	128,693	16,175,423
Total		131,275,956
Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd.(b)	1,180	27,624
lululemon athletica, Inc.(b)	85,943	27,558,482
Ralph Lauren Corp.	6,915	1,600,131
Tapestry, Inc.	15,420	960,358
Total		30,146,595
Total Consumer Discretionary		440,886,708
Consumer Staples 6.4%
Beverages 1.3%
Coca-Cola Co. (The)	280,157	17,952,461
Constellation Brands, Inc., Class A	34,445	8,299,523
Keurig Dr. Pepper, Inc.	156,279	5,102,509
Molson Coors Beverage Co., Class B	26,873	1,667,738
PepsiCo, Inc.	221,858	36,262,690
Total		69,284,921
Consumer Staples Distribution & Retail 3.0%
Albertsons Companies, Inc., Class A	16,463	326,791
Casey’s General Stores, Inc.	3,258	1,371,260
Dollar General Corp.	7,533	582,075
Dollar Tree, Inc.(b)	53,524	3,814,655
Kroger Co. (The)	196,844	12,023,232
Performance Food Group, Inc.(b)	15,921	1,404,869
Sysco Corp.	644,229	49,676,498
Common Stocks (continued)
Issuer	Shares	Value ($)
Target Corp.	303,392	40,141,795
U.S. Foods Holding Corp.(b)	50,755	3,541,176
Walgreens Boots Alliance, Inc.	57,994	523,106
Walmart, Inc.	480,560	44,451,800
Total		157,857,257
Food Products 1.3%
Archer-Daniels-Midland Co.	79,684	4,350,746
Bunge Global SA	39,485	3,543,384
Campbell’s Co. (The)	27,033	1,248,925
ConAgra Foods, Inc.	51,172	1,409,789
Darling Ingredients, Inc.(b)	9,352	379,036
General Mills, Inc.	282,619	18,726,335
Hormel Foods Corp.	47,822	1,550,867
Ingredion, Inc.	349	51,422
JM Smucker Co. (The)	15,942	1,877,808
Kraft Heinz Co. (The)	54,974	1,757,519
McCormick & Co., Inc.	6,540	512,801
Mondelez International, Inc., Class A	453,744	29,470,673
Pilgrim’s Pride Corp.(b)	284	14,657
Tyson Foods, Inc., Class A	26,036	1,679,322
Total		66,573,284
Household Products 0.6%
Church & Dwight Co., Inc.	3,764	414,529
Procter & Gamble Co. (The)	182,409	32,698,638
Total		33,113,167
Personal Care Products 0.2%
BellRing Brands, Inc.(b)	8,344	654,670
Coty, Inc., Class A(b)	9,303	68,749
Kenvue, Inc.	279,542	6,731,372
Total		7,454,791
Total Consumer Staples		334,283,420
Energy 8.7%
Energy Equipment & Services 0.3%
Baker Hughes Co.	247,758	10,888,964
Halliburton Co.	108,497	3,456,714
Schlumberger NV	61,990	2,723,841
TechnipFMC PLC	48,738	1,528,911
Total		18,598,430
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Value Strategies Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 8.4%
Chevron Corp.	431,405	69,857,412
ConocoPhillips Co.	942,742	102,136,734
Coterra Energy, Inc.	163,154	4,359,475
Devon Energy Corp.	152,815	5,799,329
Diamondback Energy, Inc.	226,676	40,255,391
EOG Resources, Inc.	220,570	29,393,158
EQT Corp.	61,395	2,789,789
Expand Energy Corp.	18,472	1,827,989
Exxon Mobil Corp.	908,597	107,178,102
Hess Corp.	13,603	2,002,090
HF Sinclair Corp.	18,010	737,149
Kinder Morgan, Inc.	92,618	2,618,311
Marathon Petroleum Corp.	66,054	10,314,332
Occidental Petroleum Corp.	91,230	4,614,413
ONEOK, Inc.	69,054	7,844,535
Ovintiv, Inc.	40,031	1,818,208
Phillips 66	78,865	10,566,333
Valero Energy Corp.	185,763	25,835,918
Williams Companies, Inc. (The)	151,541	8,868,179
Total		438,816,847
Total Energy		457,415,277
Financials 22.8%
Banks 8.8%
Bank of America Corp.	2,305,594	109,538,771
Citigroup, Inc.	85,378	6,050,739
Citizens Financial Group, Inc.	40,489	1,949,140
East West Bancorp, Inc.	8,684	952,461
Fifth Third Bancorp	121,076	5,818,913
First Citizens BancShares Inc., Class A	2,394	5,494,230
First Horizon Corp.	7,895	166,821
Huntington Bancshares, Inc.	273,039	4,917,432
JPMorgan Chase & Co.	659,705	164,741,533
KeyCorp	1,709,067	33,292,625
M&T Bank Corp.	14,991	3,297,870
PNC Financial Services Group, Inc. (The)	132,569	28,465,216
Prosperity Bancshares, Inc.	622	52,080
Regions Financial Corp.	168,431	4,591,429
Truist Financial Corp.	61,664	2,940,139
Common Stocks (continued)
Issuer	Shares	Value ($)
U.S. Bancorp	140,839	7,505,310
Webster Financial Corp.	7,806	482,255
Wells Fargo & Co.	999,474	76,129,935
Zions Bancorp	3,407	206,192
Total		456,593,091
Capital Markets 3.6%
Bank of New York Mellon Corp. (The)	353,103	28,908,543
Blackrock, Inc.	22,259	22,766,505
Blackstone, Inc.	46,102	8,809,631
Carlyle Group, Inc. (The)	18,356	977,090
Charles Schwab Corp. (The)	29,051	2,404,261
CME Group, Inc.	86,727	20,641,026
Franklin Resources, Inc.	61,397	1,397,396
Goldman Sachs Group, Inc. (The)	28,338	17,245,657
Intercontinental Exchange, Inc.	11,487	1,848,947
Invesco Ltd.	14,455	261,491
Jefferies Financial Group, Inc.	13,256	1,049,080
Morgan Stanley	275,127	36,209,464
Nasdaq, Inc.	384,638	31,921,108
Northern Trust Corp.	16,119	1,791,788
Raymond James Financial, Inc.	42,850	7,253,648
State Street Corp.	27,191	2,678,585
T. Rowe Price Group, Inc.	25,762	3,190,366
Total		189,354,586
Consumer Finance 0.6%
Ally Financial, Inc.	88,147	3,524,117
Capital One Financial Corp.	34,445	6,613,784
Discover Financial Services	59,532	10,860,423
Synchrony Financial	105,455	7,120,322
Total		28,118,646
Financial Services 3.3%
Apollo Global Management, Inc.	5,640	987,169
Berkshire Hathaway, Inc., Class B(b)	211,786	102,296,874
Block, Inc., Class A(b)	24,653	2,183,023
Corebridge Financial, Inc.	36,171	1,170,855
Equitable Holdings, Inc.	219	10,562
Fidelity National Information Services, Inc.	111,786	9,535,346
Fiserv, Inc.(b)	47,951	10,595,253
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Value Strategies Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Global Payments, Inc.	23,605	2,808,051
PayPal Holdings, Inc.(b)	8,120	704,572
Visa, Inc., Class A	139,057	43,814,080
Total		174,105,785
Insurance 6.5%
Aflac, Inc.	47,651	5,432,214
Allstate Corp. (The)	130,678	27,101,311
American Financial Group, Inc.	1,243	182,547
American International Group, Inc.	1,204,952	92,636,710
Aon PLC, Class A	111,997	43,851,305
Arch Capital Group Ltd.	69,501	7,000,141
Assurant, Inc.	6,544	1,486,142
Axis Capital Holdings Ltd.	98	9,118
Chubb Ltd.	122,717	35,432,080
Cincinnati Financial Corp.	12,916	2,064,364
Everest Group Ltd.	7,231	2,802,446
F&G Annuities & Life, Inc.	5,189	250,784
Fidelity National Financial, Inc.	67,208	4,260,315
Globe Life, Inc.	18,240	2,029,018
Hartford Financial Services Group, Inc. (The)	306,729	37,822,753
Loews Corp.	29,415	2,551,163
Markel Group, Inc.(b)	1,745	3,111,196
Marsh & McLennan Companies, Inc.	103,332	24,100,122
MetLife, Inc.	147,705	13,032,012
Old Republic International Corp.	20,324	792,026
Principal Financial Group, Inc.	41,513	3,615,367
Prudential Financial, Inc.	75,334	9,748,973
Reinsurance Group of America, Inc.	876	200,078
RenaissanceRe Holdings Ltd.	735	210,320
Travelers Companies, Inc. (The)	57,747	15,363,012
Unum Group	4,025	309,523
Willis Towers Watson PLC	11,363	3,658,886
WR Berkley Corp.	37,080	2,393,514
Total		341,447,440
Total Financials		1,189,619,548
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.9%
Biotechnology 1.5%
AbbVie, Inc.	288,628	52,798,720
Biogen, Inc.(b)	25,021	4,019,123
BioMarin Pharmaceutical, Inc.(b)	7,479	493,839
Gilead Sciences, Inc.	133,003	12,313,418
Incyte Corp.(b)	1,345	100,324
Moderna, Inc.(b)	32,456	1,397,555
Regeneron Pharmaceuticals, Inc.(b)	7,883	5,913,984
United Therapeutics Corp.(b)	5,531	2,049,180
Vertex Pharmaceuticals, Inc.(b)	1,230	575,800
Total		79,661,943
Health Care Equipment & Supplies 4.7%
Abbott Laboratories	873,690	103,768,161
Baxter International, Inc.	46,507	1,567,751
Becton Dickinson & Co.	201,219	44,650,496
Boston Scientific Corp.(b)	37,401	3,390,775
Cooper Cos, Inc. (The)(b)	8,134	849,678
Edwards Lifesciences Corp.(b)	53,814	3,839,629
GE HealthCare Technologies, Inc.	112,768	9,384,553
Hologic, Inc.(b)	37,056	2,945,952
Medtronic PLC	577,197	49,950,628
Solventum Corp.(b)	1,661	118,778
STERIS PLC	14,388	3,151,835
Stryker Corp.	48,869	19,163,978
Teleflex, Inc.	2,191	422,534
Zimmer Biomet Holdings, Inc.	30,426	3,410,755
Total		246,615,503
Health Care Providers & Services 3.9%
Centene Corp.(b)	46,826	2,809,560
Cigna Group (The)	37,666	12,723,575
CVS Health Corp.	113,614	6,799,798
Elevance Health, Inc.	31,406	12,780,986
HCA Healthcare, Inc.	115,728	37,868,516
Henry Schein, Inc.(b)	38,024	2,929,749
Humana, Inc.	17,223	5,104,553
Labcorp Holdings, Inc.	159,873	38,554,973
McKesson Corp.	5,309	3,336,706
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Value Strategies Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Molina Healthcare, Inc.(b)	5,131	1,528,525
Quest Diagnostics, Inc.	32,378	5,266,605
Tenet Healthcare Corp.(b)	4,685	668,456
UnitedHealth Group, Inc.	109,488	66,809,577
Universal Health Services, Inc., Class B	22,129	4,536,445
Total		201,718,024
Life Sciences Tools & Services 0.6%
Avantor, Inc.(b)	65,414	1,377,619
Bio-Rad Laboratories, Inc., Class A(b)	2,694	917,388
Charles River Laboratories International, Inc.(b)	7,719	1,536,544
Danaher Corp.	29,346	7,033,943
IQVIA Holdings, Inc.(b)	12,245	2,459,286
Revvity, Inc.	13,485	1,566,148
Thermo Fisher Scientific, Inc.	26,553	14,063,265
Total		28,954,193
Pharmaceuticals 3.2%
Bristol-Myers Squibb Co.	491,205	29,089,160
Catalent, Inc.(b)	6,266	382,915
Jazz Pharmaceuticals PLC(b)	11,725	1,425,643
Johnson & Johnson	384,986	59,676,680
Merck & Co., Inc.	217,598	22,116,661
Pfizer, Inc.	2,066,560	54,164,537
Viatris, Inc.	112,443	1,471,879
Total		168,327,475
Total Health Care		725,277,138
Industrials 16.3%
Aerospace & Defense 1.9%
General Dynamics Corp.	27,610	7,841,516
General Electric Co.	4,871	887,301
Howmet Aerospace, Inc.	8,712	1,031,327
Huntington Ingalls Industries, Inc.	5,304	1,049,768
L3Harris Technologies, Inc.	145,062	35,721,517
Lockheed Martin Corp.	29,642	15,692,771
Northrop Grumman Corp.	43,021	21,065,233
RTX Corp.	120,156	14,638,605
Textron, Inc.	40,552	3,472,468
Total		101,400,506
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.2%
FedEx Corp.	33,656	10,186,662
GXO Logistics, Inc.(b)	4,440	270,085
Total		10,456,747
Building Products 1.4%
Builders FirstSource, Inc.(b)	160,770	29,978,782
Carlisle Companies, Inc.	8,175	3,733,523
Carrier Global Corp.	39,909	3,087,759
Fortune Brands Innovations, Inc.	29,167	2,283,776
Johnson Controls International PLC	113,509	9,518,865
Owens Corning	23,631	4,859,006
Trane Technologies PLC	45,150	18,792,333
Total		72,254,044
Commercial Services & Supplies 1.4%
Clean Harbors, Inc.(b)	913	237,462
Republic Services, Inc.	46,309	10,109,255
Veralto Corp.	19,635	2,124,311
Waste Management, Inc.	260,261	59,396,765
Total		71,867,793
Construction & Engineering 0.3%
AECOM	24,561	2,872,900
Arcosa, Inc.	165	17,926
EMCOR Group, Inc.	2,023	1,031,973
Quanta Services, Inc.	35,035	12,070,258
Total		15,993,057
Electrical Equipment 1.2%
Acuity Brands, Inc.	34	10,903
AMETEK, Inc.	35,667	6,932,951
Eaton Corp. PLC	43,671	16,394,967
Emerson Electric Co.	33,085	4,387,071
GE Vernova, Inc.(b)	3,041	1,016,059
Hubbell, Inc.	361	166,092
NEXTracker, Inc., Class A(b)	14,242	543,475
nVent Electric PLC	5,281	413,555
Regal Rexnord Corp.	181,108	31,279,163
Sensata Technologies Holding	5,647	181,495
Total		61,325,731
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Value Strategies Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 1.7%
CSX Corp.	173,833	6,353,596
JB Hunt Transport Services, Inc.	6,779	1,281,977
Knight-Swift Transportation Holdings, Inc.	7,444	441,876
Norfolk Southern Corp.	40,204	11,090,273
U-Haul Holding Co.(b)	4,843	342,255
U-Haul Holding Co.	47,355	2,956,846
Union Pacific Corp.	267,953	65,557,381
Total		88,024,204
Industrial Conglomerates 0.5%
3M Co.	6,644	887,173
Honeywell International, Inc.	108,161	25,193,942
Total		26,081,115
Machinery 4.9%
AGCO Corp.	21,789	2,205,265
Caterpillar, Inc.	104,395	42,395,853
Cummins, Inc.	64,265	24,101,946
Deere & Co.	108,920	50,745,828
Dover Corp.	28,141	5,794,232
Fortive Corp.	32,059	2,543,240
Graco, Inc.	737	67,126
IDEX Corp.	4,101	945,814
Illinois Tool Works, Inc.	56,380	15,646,578
Ingersoll Rand, Inc.	67,147	6,994,703
Nordson Corp.	802	209,314
Otis Worldwide Corp.	54,838	5,647,217
PACCAR, Inc.	133,663	15,638,571
Parker-Hannifin Corp.	90,700	63,753,030
Pentair PLC	35,344	3,852,143
Snap-On, Inc.	16,966	6,272,161
Stanley Black & Decker, Inc.	14,745	1,318,940
Westinghouse Air Brake Technologies Corp.	25,049	5,025,330
Xylem, Inc.	17,414	2,207,224
Total		255,364,515
Common Stocks (continued)
Issuer	Shares	Value ($)
Passenger Airlines 0.4%
Delta Air Lines, Inc.	178,065	11,364,108
Southwest Airlines Co.	57,094	1,847,562
United Airlines Holdings, Inc.(b)	88,458	8,565,388
Total		21,777,058
Professional Services 1.5%
Amentum Holdings, Inc.(b)	17,527	426,782
Automatic Data Processing, Inc.	62,982	19,331,065
Booz Allen Hamilton Holding Corp.	48,732	7,221,108
Concentrix Corp.	3,614	162,449
Jacobs Solutions, Inc.	14,934	2,109,129
Leidos Holdings, Inc.	19,079	3,155,667
SS&C Technologies Holdings, Inc.	562,031	43,467,478
TransUnion	17,910	1,817,865
Total		77,691,543
Trading Companies & Distributors 0.9%
Ferguson Enterprises, Inc.	153,042	33,046,359
United Rentals, Inc.	16,410	14,211,060
WESCO International, Inc.	3,671	776,673
Total		48,034,092
Total Industrials		850,270,405
Information Technology 8.8%
Communications Equipment 1.2%
Cisco Systems, Inc.	1,055,254	62,481,589
F5, Inc.(b)	3,013	754,305
Juniper Networks, Inc.	44,440	1,596,285
Total		64,832,179
Electronic Equipment, Instruments & Components 0.7%
Arrow Electronics, Inc.(b)	4,781	574,485
Avnet, Inc.	268	14,662
Corning, Inc.	232,009	11,291,878
Flex Ltd.(b)	81,764	3,186,343
IPG Photonics Corp.(b)	223	17,403
Jabil, Inc.	18,328	2,489,492
Keysight Technologies, Inc.(b)	10,192	1,741,201
TD SYNNEX Corp.	5,786	688,476
TE Connectivity PLC	85,286	12,888,421
Teledyne Technologies, Inc.(b)	4,288	2,080,795
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Value Strategies Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trimble Navigation Ltd.(b)	900	65,673
Zebra Technologies Corp., Class A(b)	2,449	996,743
Total		36,035,572
IT Services 1.6%
Accenture PLC, Class A	118,388	42,900,260
Akamai Technologies, Inc.(b)	28,159	2,647,509
Amdocs Ltd.	31,789	2,756,742
Cognizant Technology Solutions Corp., Class A	136,080	10,953,079
EPAM Systems, Inc.(b)	1,447	352,953
International Business Machines Corp.	105,749	24,048,380
Kyndryl Holdings, Inc.(b)	3,420	118,708
Okta, Inc.(b)	1,104	85,626
Twilio, Inc., Class A(b)	1,217	127,225
Total		83,990,482
Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc.(b)	62,567	8,582,628
Analog Devices, Inc.	158,573	34,576,843
Broadcom, Inc.	183,394	29,724,500
First Solar, Inc.(b)	16,375	3,263,046
GlobalFoundries, Inc.(b)	4,926	213,050
Intel Corp.	194,701	4,682,559
KLA Corp.	18,864	12,205,574
Lam Research Corp.	168,298	12,433,856
Marvell Technology, Inc.	35,147	3,257,775
Microchip Technology, Inc.	649	44,242
Micron Technology, Inc.	71,359	6,989,614
ON Semiconductor Corp.(b)	100,779	7,167,403
Qorvo, Inc.(b)	14,142	976,505
QUALCOMM, Inc.	43,110	6,834,228
Skyworks Solutions, Inc.	29,586	2,591,438
Texas Instruments, Inc.	331,536	66,648,682
Total		200,191,943
Software 1.3%
Dolby Laboratories, Inc., Class A	659	51,613
Microsoft Corp.	117,772	49,871,731
Roper Technologies, Inc.	3,927	2,224,410
Salesforce, Inc.	43,151	14,239,398
Total		66,387,152
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.2%
Hewlett Packard Enterprise Co.	234,511	4,976,323
HP, Inc.	37,320	1,322,248
Western Digital Corp.(b)	31,229	2,279,405
Total		8,577,976
Total Information Technology		460,015,304
Materials 5.0%
Chemicals 1.9%
Air Products & Chemicals, Inc.	25,774	8,617,022
Albemarle Corp.	21,671	2,333,967
Celanese Corp., Class A	14,700	1,076,187
CF Industries Holdings, Inc.	46,117	4,134,850
Corteva, Inc.	54,866	3,414,860
Dow, Inc.	194,652	8,605,565
DuPont de Nemours, Inc.	38,942	3,255,162
Eastman Chemical Co.	38,099	3,989,727
FMC Corp.	1,431	84,558
International Flavors & Fragrances, Inc.	23,348	2,133,073
Linde PLC	75,151	34,643,860
LyondellBasell Industries NV, Class A	90,836	7,570,272
Mosaic Co. (The)	78,129	2,067,293
PPG Industries, Inc.	128,393	15,968,237
Westlake Corp.	13,950	1,791,180
Total		99,685,813
Construction Materials 0.8%
CRH PLC	33,720	3,448,544
Martin Marietta Materials, Inc.	54,916	32,949,600
Vulcan Materials Co.	30,147	8,686,255
Total		45,084,399
Containers & Packaging 1.1%
Amcor PLC	187,657	1,996,671
Avery Dennison Corp.	32,653	6,724,885
Ball Corp.	53,776	3,342,716
Crown Holdings, Inc.	9,370	862,883
International Paper Co.	473,258	27,841,768
Packaging Corp. of America	56,436	14,044,099
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Value Strategies Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Smurfit WestRock PLC	37,102	2,041,352
Sonoco Products Co.	212	10,999
Total		56,865,373
Metals & Mining 1.2%
Cleveland-Cliffs, Inc.(b)	63,354	788,757
Freeport-McMoRan, Inc.	797,833	35,264,219
Newmont Corp.	137,619	5,771,741
Nucor Corp.	64,479	9,974,256
Reliance, Inc.	11,008	3,536,210
Royal Gold, Inc.	389	56,895
Steel Dynamics, Inc.	41,237	5,990,499
Total		61,382,577
Total Materials		263,018,162
Real Estate 1.9%
Industrial REITs 0.1%
Prologis, Inc.	60,051	7,012,756
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A(b)	39,329	5,505,667
CoStar Group, Inc.(b)	6,863	558,237
Jones Lang LaSalle, Inc.(b)	12,075	3,388,245
Zillow Group, Inc., Class C(b)	10,447	884,965
Total		10,337,114
Residential REITs 0.2%
AvalonBay Communities, Inc.	33,815	7,958,360
Specialized REITs 1.4%
Extra Space Storage, Inc.	191,175	32,683,278
Public Storage	21,118	7,350,120
SBA Communications Corp.	158,469	35,853,611
Total		75,887,009
Total Real Estate		101,195,239
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.0%
Electric Utilities 1.0%
American Electric Power Co., Inc.	101,929	10,178,630
Entergy Corp.	89,710	14,010,011
NextEra Energy, Inc.	98,079	7,715,875
NRG Energy, Inc.	29,323	2,979,510
Southern Co. (The)	178,505	15,910,150
Total		50,794,176
Independent Power and Renewable Electricity Producers 0.0%
Vistra Corp.	13,387	2,139,778
Multi-Utilities 1.0%
Ameren Corp.	81,018	7,647,289
CMS Energy Corp.	88,681	6,181,953
Dominion Energy, Inc.	320,452	18,826,555
DTE Energy Co.	39,047	4,911,332
Public Service Enterprise Group, Inc.	84,121	7,932,610
WEC Energy Group, Inc.	82,764	8,363,302
Total		53,863,041
Total Utilities		106,796,995
Total Common Stocks (Cost $3,740,762,885)		5,124,899,357

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(d),(e)	94,544,563	94,525,654
Total Money Market Funds (Cost $94,524,207)		94,525,654
Total Investments in Securities (Cost: $3,835,287,092)		5,219,425,011
Other Assets & Liabilities, Net		9,762,295
Net Assets		5,229,187,306
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at November 30, 2024.
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Value Strategies Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(e)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	107,104,326	343,504,503	(356,081,377)	(1,798)	94,525,654	6,085	3,032,661	94,544,563
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	196,121,161	—	0 *	196,121,161
Consumer Discretionary	440,886,708	—	—	440,886,708
Consumer Staples	334,283,420	—	—	334,283,420
Energy	457,415,277	—	—	457,415,277
Financials	1,189,619,548	—	—	1,189,619,548
Health Care	725,277,138	—	—	725,277,138
Industrials	850,270,405	—	—	850,270,405
Information Technology	460,015,304	—	—	460,015,304
Materials	263,018,162	—	—	263,018,162
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Value Strategies Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Real Estate	101,195,239	—	—	101,195,239
Utilities	106,796,995	—	—	106,796,995
Total Common Stocks	5,124,899,357	—	0 *	5,124,899,357
Money Market Funds	94,525,654	—	—	94,525,654
Total Investments in Securities	5,219,425,011	—	0 *	5,219,425,011

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Value Strategies Fund  | 2024

Statement of Assets and Liabilities
November 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,740,762,885)	$5,124,899,357
Affiliated issuers (cost $94,524,207)	94,525,654
Receivable for:
Capital shares sold	2,416,023
Dividends	10,322,116
Foreign tax reclaims	20,823
Prepaid expenses	23,202
Total assets	5,232,207,175
Liabilities
Payable for:
Investments purchased	721,720
Capital shares redeemed	1,465,930
Management services fees	168,248
Transfer agent fees	319,569
Compensation of chief compliance officer	459
Compensation of board members	5,619
Other expenses	109,251
Deferred compensation of board members	229,073
Total liabilities	3,019,869
Net assets applicable to outstanding capital stock	$5,229,187,306
Represented by
Paid in capital	3,370,575,746
Total distributable earnings (loss)	1,858,611,560
Total - representing net assets applicable to outstanding capital stock	$5,229,187,306
Institutional Class
Net assets	$5,229,187,306
Shares outstanding	292,259,980
Net asset value per share	$17.89
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Value Strategies Fund  | 2024

Statement of Operations
Six Months Ended November 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$55,939,306
Dividends — affiliated issuers	3,032,661
Total income	58,971,967
Expenses:
Management services fees	15,593,548
Transfer agent fees
Institutional Class	2,235,997
Custodian fees	18,304
Printing and postage fees	144,883
Registration fees	67,896
Accounting services fees	15,978
Legal fees	35,259
Compensation of chief compliance officer	459
Compensation of board members	30,830
Deferred compensation of board members	27,460
Other	36,569
Total expenses	18,207,183
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(225,191)
Total net expenses	17,981,992
Net investment income	40,989,975
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	316,681,017
Investments — affiliated issuers	6,085
Foreign currency translations	1,717
Futures contracts	924,974
Net realized gain	317,613,793
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	233,467,736
Investments — affiliated issuers	(1,798)
Net change in unrealized appreciation (depreciation)	233,465,938
Net realized and unrealized gain	551,079,731
Net increase in net assets resulting from operations	$592,069,706
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Value Strategies Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
Operations
Net investment income	$40,989,975	$79,128,666
Net realized gain	317,613,793	245,372,642
Net change in unrealized appreciation (depreciation)	233,465,938	658,628,780
Net increase in net assets resulting from operations	592,069,706	983,130,088
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(42,342,323)	(297,380,148)
Institutional 3 Class	—	(172)
Total distributions to shareholders	(42,342,323)	(297,380,320)
Increase (decrease) in net assets from capital stock activity	(614,930,282)	437,160,933
Total increase (decrease) in net assets	(65,202,899)	1,122,910,701
Net assets at beginning of period	5,294,390,205	4,171,479,504
Net assets at end of period	$5,229,187,306	$5,294,390,205

	Six Months Ended		Year Ended
	November 30, 2024 (Unaudited)		May 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	22,006,358	367,096,026	72,910,420	1,111,477,137
Distributions reinvested	2,588,031	42,342,323	20,550,817	297,380,148
Shares redeemed	(60,871,066)	(1,024,368,631)	(63,961,386)	(971,693,628)
Net increase (decrease)	(36,276,677)	(614,930,282)	29,499,851	437,163,657
Institutional 3 Class
Shares redeemed	—	—	(173)	(2,724)
Net decrease	—	—	(173)	(2,724)
Total net increase (decrease)	(36,276,677)	(614,930,282)	29,499,678	437,160,933
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Value Strategies Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Institutional Class	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31,
		2024	2023	2022	2021	2020
Per share data
Net asset value, beginning of period	$16.12	$13.95	$16.52	$17.67	$12.48	$12.83
Income (loss) from investment operations:
Net investment income	0.13	0.26	0.25	0.23	0.21	0.24
Net realized and unrealized gain (loss)	1.77	2.89	(1.12)	0.02 (a)	5.34	(0.06)(a)
Total from investment operations	1.90	3.15	(0.87)	0.25	5.55	0.18
Distributions to shareholders
Distributions from net investment income	(0.13)	(0.25)	(0.25)	(0.22)	(0.21)	(0.23)
Distributions from net realized gains	—	(0.73)	(1.45)	(1.18)	(0.15)	(0.30)
Total distributions to shareholders	(0.13)	(0.98)	(1.70)	(1.40)	(0.36)	(0.53)
Net asset value, end of period	$17.89	$16.12	$13.95	$16.52	$17.67	$12.48
Total return	11.88%	23.45%	(5.54%)	1.22%	45.16%	1.07%
Ratios to average net assets
Total gross expenses(b)	0.69%	0.70%	0.72%(c)	0.69%(c)	0.71%(c)	0.76%
Total net expenses(b),(d)	0.68%	0.69%	0.72%(c)	0.69%(c)	0.71%(c)	0.74%
Net investment income	1.55%	1.69%	1.69%	1.31%	1.41%	1.78%
Supplemental data
Net assets, end of period (in thousands)	$5,229,187	$5,294,390	$4,171,477	$4,589,195	$5,055,717	$3,589,152
Portfolio turnover	9%	20%	23%	22%	29%	19%

Notes to Financial Highlights
(a)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

(b)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Value Strategies Fund  | 2024

Notes to Financial Statements
November 30, 2024 (Unaudited)
Note 1. Organization
Multi-Manager Value Strategies Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers the share class listed in the Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
Multi-Manager Value Strategies Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.

Multi-Manager Value Strategies Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Multi-Manager Value Strategies Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	924,974
There were no daily derivatives outstanding for the six months ended November 30, 2024.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Multi-Manager Value Strategies Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2024 was 0.59% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Diamond Hill Capital Management, Inc. and Dimensional Fund Advisors LP, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their
Multi-Manager Value Strategies Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended November 30, 2024, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Institutional Class	0.08
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through September 30, 2025 (%)
Institutional Class	0.69
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if

Multi-Manager Value Strategies Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,835,287,000	1,471,574,000	(87,436,000)	1,384,138,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $489,646,156 and $1,091,225,697, respectively, for the six months ended November 30, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $57 for the six months ended November 30, 2024.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Multi-Manager Value Strategies Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended November 30, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended November 30, 2024.
Note 9. Significant risks
Financials sector risk
The Fund is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and

Multi-Manager Value Strategies Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At November 30, 2024, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Multi-Manager Value Strategies Fund  | 2024

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Multi Manager Value Strategies Fund (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Diamond Hill Capital Management, Inc. and Dimensional Fund Advisors LP (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, the Board, including the Independent Trustees, approved an amendment to the subadvisory agreement between the Investment Manager and Diamond Hill Capital Management, Inc. (the Diamond Hill Subadvisory Agreement) for the purpose of reducing the fees payable thereunder by the Investment Manager to Diamond Hill Capital Management, Inc.
The Independent Trustees considered how the amendment to the Diamond Hill Subadvisory Agreement would reduce the subadvisory fee rate paid to Diamond Hill Capital Management, Inc. by the Investment Manager under the current Diamond Hill Subadvisory Agreement. The Independent Trustees also considered that the Investment Manager had confirmed that there would not be any change to the nature or quality of the subadvisory services provided as a result of entering into the amendment, and that the Diamond Hill Subadvisory Agreement, as amended, was substantially similar to the current subadvisory agreement in place except for the reduced fee. The Independent Trustees reviewed the performance of the Fund as well as the level of management fees paid by the Fund. The Independent Trustees noted that no management fees were proposed to change and that the level of services provided by the Investment Manager was also not proposed to change.
At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements and the amendment to the Diamond Hill Subadvisory Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;

Multi-Manager Value Strategies Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
Multi-Manager Value Strategies Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate a Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally and the Investment Manager’s evaluation of the contribution of each Subadviser to the Fund’s investment mandate.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.

Multi-Manager Value Strategies Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.  The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements.  In reaching its conclusions, no single factor was determinative.
Multi-Manager Value Strategies Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

Multi-Manager Value Strategies Fund  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

Multi-Manager Value Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR116_05_R01_(01/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	January 22, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	January 22, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	January 22, 2025